Subsequent Events (Details) - Subsequent Events [Member] - Lincoln Park Capital Fund, LLC [Member] $ in Millions	Mar. 22, 2016 USD ($) shares
Subsequent Events (Textual)
Purchase agreement common stock | $	$ 12
Issuance of common stock pursuant to equity line purchase agreement, shares | shares	100,000
Purchase agreement remaining term	36 months
Ownership percentage	4.99%